Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Internet service company acquired in January 2014 [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$14,730
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(18,238)
Intangible assets
Non-compete agreement	5,438
Domain name	3,008
Technology	2,314
User base	1,296
Goodwill	60,612
Deferred tax liability	(3,014)
Total	$66,146

Internet service company acquired in May 2014 [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$49,564
Other net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(10,372)
Intangible assets
Technology	9,377
Non-compete agreement	3,259
Customer relationship	1,204
Goodwill	148,751
Deferred tax liability	(2,076)
Non-controlling interest	(65,375)
Total	$134,332

Enterprise information security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$50,292
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities	(22,324)
Intangible assets
Distributor relationships	7,006
Technology	3,436
Operating license	1,808
Customer relationships	1,303
Backlog	1,254
Trademarks	880
Goodwill	115,757
Deferred tax liability	(2,353)
Non-controlling interest	(30,994)
Total	$126,065

Aggregated individually material acquirees acquired in 2014 [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
	Year ended December 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma revenue	841,573	1,415,532
Pro forma net income	106,846	212,558
Pro forma earnings per ordinary share-basic	$0.59	$1.15
Pro forma earnings per ordinary share-diluted	$0.55	$1.08

Aggregated individually material acquirees acquired in 2013 [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	336,774	676,414
Pro forma net income	43,857	95,937
Pro forma earnings per ordinary share-basic	$0.25	$0.53
Pro forma earnings per ordinary share-diluted	$0.24	$0.50